Cover	Sep. 28, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40524
Entity Registrant Name	SHF Holdings, Inc.
Entity Central Index Key	0001854963
Entity Tax Identification Number	86-2409612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 East 53rd Street
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(510)
Local Phone Number	323-2526
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SHFS
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SHFSW
Security Exchange Name	NASDAQ